JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

August 25, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022

on behalf of the Highbridge Dynamic Commodities Strategy Fund (the "Fund")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 90 (Amendment No. 91 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment").  This filing is being made for the purpose of registering the Fund under the Trust.  The Fund will offer Class A Shares, Class C Shares and Select Class Shares.  Included in the filing are the prospectuses and statement of additional information with regard to the Fund.

The Fund seeks long-term total return. The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund will also invest in fixed income securities. The Fund is non-diversified.

If you have any questions or comments, please call me at (212)-648-2085.

Very truly yours,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary